Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Earnings before income taxes	CAD 1,713	CAD 858
Combined Canadian federal and provincial statutory income tax rate	28.00%	28.00%
Expected federal and provincial taxes at statutory rate	CAD 480	CAD 240
Expected federal and provincial taxes at statutory rate Increase (decrease) resulting from:
Enactment of U.S. Tax Reform	168	0
Foreign and other statutory rate differentials	31	(28)
Allowance for funds used during construction	(26)	(14)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(26)	(25)
Items capitalized for accounting purposes but expensed for income tax purposes	(21)	(26)
Release of valuation allowance and non-taxable portion of gain on dispositions	(17)	0
Other	(1)	(2)
Income tax expense	CAD 588	CAD 145
Effective tax rate	34.30%	16.90%